EQUITY	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Equity [Abstract]
EQUITY

Issuance of common stock for services

On April 5, 2013, the Company issued 153,013 shares of common stock to members of its scientific advisory board and clinical advisory board vesting upon the listing of the Company’s common stock on a national exchange and achieving certain levels of trading. The Company will measure and record the fair value of the shares when vesting becomes probable, which has not yet occurred. As of November 30, 2014, the Company has not recognized any stock-based compensation expense in connection with these shares.

On April 9, 2013, the Company issued 150,000 shares of common stock to a member of its Board of Directors vesting upon the earlier of the Company achieving $5,000,000 in gross sales or a change in control. The Company valued the shares for a total fair value of $375,000 on the grant date. These shares were modified on October 14, 2014, which resulted in them being deemed fully vested then.  Prior to the modification, the Company had not recognized any stock compensation expense in connection with these shares as their vesting had not yet become probable. As a result, on the modification date, the Company recorded a stock-based compensation charge of $115,500 equal to the fair value of these shares on the date of the modification.

On April 9, 2013, the Company issued 100,000 shares of common stock to an advisor for services that vested immediately. The fair value of the shares amounted to $250,000 on the grant date.  The Company recognized $250,000 of stock-based compensation expense related to these shares during the nine months ended November 30, 2013.

On April 18, 2013, the Company issued 12,000 shares of common stock to a consultant for services that vested immediately. The fair value of the shares amounted to $34,200 on the grant date. The Company recognized $34,200 of stock-based compensation expense related to these shares during the nine months ended November 30, 2013.

On March 2, 2014, the Company issued 50,000 shares of common stock to a consultant for services to be provided over a six-month period and that vested immediately. The fair value of the shares amounted to $67,500 on the grant date. This transaction was initially recorded a prepaid expense and amortized as stock-based compensation over the service period, resulting in $0 and $67,500 recognized during the three and nine months ended November 30, 2014, respectively.

On June 9, 2014, the Company issued 250,000 shares of common stock to a consultant for services to be provided over a six-month period and that vested immediately. The fair value of the shares amounted to $285,025 on the grant date. $95,000 of stock-based compensation related to these shares were recognized in the three and six months ended August 31, 2014. On October 16, 2014, the Company and the consultant signed a termination agreement whereby each party agreed to terminate all rights and obligations and the consultant agreed to relinquish and cancel the 250,000 shares of common stock. The Company determined that the services were not performed and the stock-based compensation of $95,000 related to these shares was reversed out during the three and nine months ended November 30, 2014, respectively.

On July 22, 2014, the Company issued 162,500 shares of common stock to members of its Board of Directors that vested immediately. The fair value of the shares amounted to $147,875 on the grant date, which $0 and $147,875 were recorded as a stock-based compensation during the three and nine months ended November 30, 2014, respectively.

On October 14, 2014, the Company modified the vesting term of 100,000 shares of common stock previously issued to certain members of the board of directors in May 2012, which were to vest upon the listing of the Company’s common stock on a national securities exchange.  As a result of the modification, these shares were deemed fully vested on the date of modification.  Prior to the modification, the Company had not recognized any stock compensation expense in connection with these shares as their vesting had not yet become probable. As a result, on the modification date, the Company recorded a stock-based compensation charge of $77,000 equal to the fair value of these shares on the date of the modification.

On October 14, 2014 the Company issued 310,000 shares of common stock to members of its Board of Directors that vested immediately. The fair value of the shares amounted to $238,700 on the grant date, which was recorded as a stock-based compensation during the three and nine months ended November 30, 2014.

On October 14, 2014 the Company issued 194,805 shares of common stock to members of its Board of Directors that will vest on October 14, 2015. The fair value of the shares amounted to $150,000 on the grant date, of which $19,672 was recognized as stock-based compensation during the three and nine months ended November 30, 2014.

On October 14, 2014 the Company issued 20,000 shares of common stock to a member of management that vest upon the Company’s common stock being listed on a national stock exchange such as the NASDAQ, New York Stock Exchange or NYSE MKT. The fair value of the shares amounted to $15,400 on the grant date. However, as of November 30, 2014, the Company has not recognized any stock compensation expense in connection with these shares and expects to recognize the compensation expense when vesting becomes probable, which has not yet occurred.

Equity Financing

On June 30, 2014, the Company issued 4,714,025 shares of common stock and 500,000 shares of Series A Convertible Preferred Stock, convertible at a 1-to-1 ratio into 500,000 shares of common stock to certain accredited investors that entered into a securities purchase agreement (the “Purchase Agreement”) whereby the Company received aggregate gross proceeds of $5,735,427, of which $4,092,427 represents the automatic conversion of outstanding convertible promissory notes with principal amounts totaling $3,357,000 as referenced in Note 5 below (the “Qualified Financing”). The net proceeds from this transaction amounted to $1,643,000. Included in the net proceeds is the receipt of $100,000 from an investor that was concurrently paid $100,000 for due diligence and legal fees by the Company. Approximately $1,000,000 of these proceeds are expected to be generated from the sale of marketable securities transferred to the Company by an investor (see Note 7).

On July 14, 2014, the Company completed a second closing under the Purchase Agreement whereby the Company issued 188,182 shares of common stock for an aggregate purchase price of $207,000.

On July 14, 2014, the Company completed a second closing under the Purchase Agreement whereby the Company issued 188,182 shares of common stock for an aggregate purchase price of $207,000.

On October 24, 2014 the Company issued 374,257 shares of Series A Convertible Preferred Stock, convertible at a 1-to-1 ratio into 374,257 shares of common stock to a certain accredited investors that entered into a securities purchase agreement in exchange for the transfer to the Company of 1,069,305 freely tradable shares of common stock of Quantum Materials Corp. (QTMM”), a public reporting company which shares of common stock are eligible for quotation on the OTCQB. We recorded the issuance of the Series A Convertible Preferred Stock based on the fair value of the consideration received, which amounted to $256,633.

Series A Convertible Preferred Stock

Pursuant to the Certificate of Designation of Rights and Preferences of the Series A Preferred Stock, the terms of the Series A Preferred Stock are as follows:

Ranking

The Series A Preferred Stock will rank senior to the Common Stock with respect to distributions of assets upon the liquidation, dissolution or winding up of the Company.

Dividends

The Series A Preferred Stock are not entitled to any dividends.

Liquidation Rights

In the event of any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders shall be entitled to receive out of the assets of the Company, whether such assets are capital or surplus, for each Preferred Share an amount equal to the fair market value as determined in good faith by the Company’s board of directors.

Voluntary Conversion; Anti-Dilution Adjustments

Each Series A Preferred Stock shall be convertible into one share of Common Stock (the “Conversion Ratio”).  The Conversion Ratio is subject to customary adjustments for issuances of shares of Common Stock as a dividend or distribution on shares of the Common Stock, or mergers or reorganizations.

Voting Rights

The Series A Preferred Stock have no voting rights.  The Common Stock into which the Series A Preferred Stock is convertible shall, upon issuance, have all of the same voting rights as other issued and outstanding Common Stock, and none of the rights of the Series A Preferred Stock.

Purchase Agreement with Lincoln Park Capital Fund, LLC

On October 10, 2014, we entered into a purchase agreement (the “LPC Purchase Agreement”), together with a registration rights agreement (the “LPC Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“LPC”).

Under the terms and subject to the conditions of the LPC Purchase Agreement, we have the right to sell to and LPC is obligated to purchase up to $10 million in shares of our common stock subject to certain limitations, from time to time, over the 24-month period commencing on the date that a registration statement, which the Company agreed to file with the Securities and Exchange Commission (the “SEC”) pursuant to the LPC Registration Rights Agreement, is declared effective by the SEC and a final prospectus in connection therewith is filed. We may direct LPC, at its sole discretion and subject to certain conditions, to purchase up to 30,000 shares of common stock on any business day, provided that at least one business day has passed since the most recent purchase, increasing to up to 100,000 shares, depending upon the closing sale price of the common stock (such purchases, “Regular Purchases”). However, in no event shall a Regular Purchase be more than $500,000. The purchase price of shares of common stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales, but in no event will shares be sold to LPC on a day the common stock closing price is less than the floor price as set forth in the LPC Purchase Agreement. In addition, we may direct LPC to purchase additional amounts as accelerated purchases if on the date of a Regular Purchase the closing sale price of the common stock is not below the threshold price as set forth in the LPC Purchase Agreement.  In connection with the LPC Purchase Agreement, the Company issued 200,000 shares of common stock as described above, and may issue up to 400,000 additional shares of common stock pro rata only if and as the $10 million is funded by LPC. The fair value of the 200,000 issued shares amounted to $140,000 on the grant date, which was recorded as a stock-based compensation during the three and nine months ended November 30, 2014 as the Company did not expect to close an offering with LPC within ninety days of the issuance of these shares.

The LPC Purchase Agreement and the LPC Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. We have the right to terminate the LPC Purchase Agreement at any time, at no cost or penalty. Actual sales of shares of common stock to LPC under the LPC Purchase Agreement will depend on a variety of factors to be determined by us from time to time, including, among others, market conditions, the trading price of the common stock and determinations by us as to the appropriate sources of funding for us and our operations. There are no trading volume requirements or restrictions under the LPC Purchase Agreement. LPC has no right to require any sales by us, but is obligated to make purchases from us as it directs in accordance with the LPC Purchase Agreement. LPC has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares.

The net proceeds under the LPC Purchase Agreement to us will depend on the frequency and prices at which we sell shares of our common stock to LPC. We expect that any proceeds received by us from such sales to LPC under the LPC Purchase Agreement will be used for general corporate purposes and working capital requirements.

As of November 30, 2014, we have not filed the registration statement in connection with the LPC Registration Rights Agreement, and have not directed any sales of common stock pursuant to the LPC Purchase Agreement.

On February 27, 2012, we entered into the Exchange Agreement with MBM by issuing 18,369,421 shares of our common stock in exchange for the MBM Shares. Immediately prior to the Share Exchange, we had 840,000 shares outstanding which have been recorded as recapitalization of shareholders on MetaStat’s books at par.

During the year ended February 29, 2012, the Company sold 865,000 shares of common stock for proceeds of $865,000 which was received subsequent to February 29, 2012.

During the year ended February 28, 2013, the Company sold 880,000 shares of common stock for total proceeds of $880,000. Additionally, the Company issued 100,000 shares of restricted common stock to members of the board of directors for services for a total expense of $5,270.

During the year ended February 28, 2014, the Company issued 153,013 shares of common stock to members of its scientific advisory board and clinical advisory board vesting upon the listing of the Company’s common stock on a national exchange and achieving certain levels of trading. The Company will measure the fair value of the shares when vesting becomes probable. As of February 28, 2014, the Company has not recognized any expense in connection with these shares.

During the year ended February 28, 2014, the Company issued 150,000 shares of common stock to a member of its Board of Directors vesting upon the earlier of the Company achieving $5,000,000 in gross sales or a change in control. The Company valued the shares for a total fair value of $375,000 on the grant date. As of February 28, 2014, the Company has not recognized any expense in connection with these shares.

During the year ended February 28, 2014, the Company issued 112,000 shares of common stock to an advisor and a consultant for services that vested immediately. The aggregate grant-date fair value of the shares amounted to $284,200 and was recognized as expense during the year ended February 28, 2014. $187,500 was allocated to research and development expenses and $96,700 was allocated to general and administrative expenses.

During the year ended February 28, 2014, the Company issued 12,000 shares of common stock to a consultant as settlement of an obligation. The fair value of the shares amounted to $15,000.

During the year ended February 28, 2014, the Company issued 92,468 shares of the Company’s common stock to the holders of an aggregate of $1,387,000 principal amount of 2013 Notes for certain amendments to the 2013 Notes (the “Note Amendments”). See Note 8 for more details on this transaction.